UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 93.3%

	Aerospace & Defense – 1.9%

365,400	Thales S.A.	$22,202,406
	Auto Components – 2.6%

379,600	Magna International Inc., Class A	30,045,340
	Beverages – 2.4%

247,700	Coca Cola West Holdings Company	5,402,055

1,427,000	Kirin Brewery Company Limited	21,570,191
	Total Beverages	26,972,246

	Commercial Services & Supplies – 2.8%

184,192	Dai Nippon Printing Co., Ltd., ADR	5,848,096

1,634,000	Dai Nippon Printing Co., Ltd.	26,045,876
	Total Commercial Services & Supplies	31,893,972

	Communications Equipment – 1.1%

932,550	Alcatel	12,315,918
	Computers & Peripherals – 1.1%

483,000	Gemalto NV, (1)	12,204,146
	Consumer Finance – 3.7%

270,100	ACOM Company Limited	9,749,903

315,150	Promise Company Limited	9,479,721

692,450	Takefuji Corporation	23,272,620
	Total Consumer Finance	42,502,244

	Diversified Telecommunication Services – 14.9%

469,140	Belgacom S.A.	20,619,482

2,074,638	Chunghwa Telecom Co., Ltd., Sponsored ADR	41,285,296

1,410,368	KT Corporation, Sponsored ADR	31,958,939

790,200	Nippon Telegraph and Telephone Corporation, ADR	19,668,078

677,600	SK Telecom Company Limited, ADR	16,824,808

16,221,590	Telecom Italia S.p.A.	39,628,824
	Total Diversified Telecommunication Services	169,985,427

	Electric Utilities – 5.1%

885,300	Centrais Electricas Brasileiras S.A., ADR	10,512,938

474,725,000	Centrais Electricas Brasileiras SA, Electrobras	10,763,176

1,507,450	Enel SpA	17,131,355

963,525	Korea Electric Power Corporation, Sponsored ADR	19,925,697
	Total Electric Utilities	58,333,166

	Electronic Equipment & Instruments – 1.4%

49,060	Samsung SDI Company Limited	1,954,877

988,000	Samsung SDI Company Ltd., Series 144A	14,546,620
	Total Electronic Equipment & Instruments	16,501,497

	Energy Equipment & Services – 2.2%

12,190	Areva CI	12,760,577

150,300	Technip SA	11,853,121
	Total Energy Equipment & Services	24,613,698

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2007

Shares	Description	Value

	Household Durables – 0.4%

389,000	Sekisui House, Ltd.	$5,741,072
	Industrial Conglomerates – 0.5%

1,259,864	Tomkins PLC	6,642,050
	Leisure Equipment & Products – 4.0%

717,600	Fuji Photo Film Co., Ltd.	29,559,693

364,700	Sankyo Company Ltd	15,984,871
	Total Leisure Equipment & Products	45,544,564

	Media – 2.7%

1,445,950	Premiere AG, (1)	30,381,184
	Metals & Mining – 22.6%

3,988,500	Alumina Limited	23,547,302

564,400	AngloGold Ashanti Limited, Sponsored ADR	25,155,308

764,800	Apex Silver Mines Limited, (1)	11,464,352

1,619,335	Barrick Gold Corporation	45,519,507

449,900	Gold Fields Limited	8,045,227

794,239	Impala Platinum Holdings Limited	25,617,026

1,172,700	Ivanhoe Mines Ltd., (1)	14,576,661

217,903	Kinross Gold Corporation, (1)	2,904,647

4,201,400	Lihir Gold Limited, (1)	10,356,309

209,310	Lonmin PLC	13,681,083

506,800	Newcrest Mining Limited	9,783,529

500,000	Newmont Mining Corporation	20,850,000

793,350	NovaGold Resources Inc., (1)	11,265,570

591,400	Rio Tinto PLC	35,936,707
	Total Metals & Mining	258,703,228

	Multi-Utilities – 1.1%

813,900	United Utilities PLC	12,131,928
	Oil, Gas & Consumable Fuels – 11.4%

2,100,000	BP PLC	23,559,310

3,069,000	Nippon Oil Corporation	23,567,382

625,000	OPTI Canada Inc., (1)	12,529,282

277,100	Petro Canada	12,283,843

488,168	Royal Dutch Shell PLC, Class B, Sponsored ADR	34,518,359

213,339	Suncor Energy, Inc.	17,173,790

7,082,000	Yanzhou Coal Mining Company	7,245,809
	Total Oil, Gas & Consumable Fuels	130,877,775

	Paper & Forest Products – 3.0%

1,859,000	Stora Enso Oyj, R Shares	33,923,299
	Personal Products – 1.5%

813,000	Shiseido Company, Limited	17,440,573
	Pharmaceuticals – 1.5%

569,800	Daiichi Sankyo Company Limited	16,999,301

Shares	Description	Value

	Semiconductors & Equipment – 1.0%

474,600	NEC Electronics Corporation, (1)	$11,615,841
	Software – 0.9%

432,800	Sega Sammy Holdings Inc.	9,794,810
	Textiles, Apparel & Luxury Goods – 0.8%

774,000	Wacoal Holdings Corporation	9,647,386
	Wireless Telecommunication Services – 2.7%

10,990,617	Vodafone Group PLC	31,268,121
	Total Common Stocks (cost $957,179,403)	1,068,281,192

Shares	Description	Value
	COMMON STOCK RIGHT – 0.1%

1,400,467	Lihir Gold Limited Warrants (2)	$581,579
	Total Common Stock Right (cost $0)	581,579

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.9%

$67,429	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/07, repurchase price $67,438,675, collateralized by $67,765,000 U.S. Treasury Notes, 4.875%, due 8/15/09, value $68,781,475	4.900%	5/01/07	$67,429,497

	Total Short-Term Investments (cost $67,429,497)			67,429,497

	Total Investments (cost $1,024,608,900) – 99.3%			1,136,292,268

	Other Assets Less Liabilities – 0.7%			8,262,380

	Net Assets – 100%			$1,144,554,648

(1)	Non-income producing.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $1,024,637,285.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$151,531,059
Depreciation	(39,876,076)
Net unrealized appreciation (depreciation) of investments	$111,654,983

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 87.6%

	Aerospace & Defense – 1.4%

46,800	Thales S.A.	$2,843,658
	Auto Components – 0.8%

20,800	Magna International Inc., Class A	1,646,320
	Beverages – 0.1%

14,800	Cocal Cola West Holdings Company	322,771
	Chemicals – 1.3%

91,300	Mosaic Company, (1)	2,693,350
	Commercial Services & Supplies – 4.1%

364,200	Allied Waste Industries, Inc., (1)	4,869,354

25,300	Toppan Printing Company Limited, ADR	1,291,411

227,000	Toppan Printing Company Limited	2,302,594
	Total Commercial Services & Supplies	8,463,359

	Consumer Finance – 2.4%

148,900	Takefuji Corporation	5,004,395
	Diversified Telecommunication Services – 4.7%

162,272	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,229,213

83,010	KT Corporation, Sponsored ADR	1,881,007

145,000	Nippon Telegraph and Telephone Corporation, ADR	3,609,050

61,300	Tele Norte Leste Participoes	1,003,481
	Total Diversified Telecommunication Services	9,722,751

	Electric Utilities – 8.2%

12,700	Ameren Corporation	667,639

346,800	Centrais Electricas Brasileiras S.A., ADR	4,118,250

40,800	DTE Energy Company	2,064,072

154,100	EDP – Energias de Portugal, S.A.	843,273

55,400	IDACORP, INC	1,908,530

287,900	Korea Electric Power Corporation, Sponsored ADR	5,953,772

27,400	PNM Resources Inc.	891,870

13,000	Progress Energy, Inc.	657,150
	Total Electric Utilities	17,104,556

	Electrical Equipment – 1.2%

255,800	GrafTech International Ltd., (1)	2,552,884
	Electronic Equipment & Instruments – 3.3%

72,300	Samsung SDI Co, Ltd	4,227,117

76,900	Tech Data Corporation, (1)	2,733,026
	Total Electronic Equipment & Instruments	6,960,143

	Energy Equipment & Services – 0.9%

25,200	Technip SA, ADR	1,876,140

300	Technip SA	23,659
	Total Energy Equipment & Services	1,899,799

Shares	Description	Value

	Food Products – 6.5%

18,700	Industrias Bachoco S.A., Sponsored ADR	$572,781

43,200	Sara Lee Corporation	708,912

207,900	Smithfield Foods, Inc., (1)	6,355,503

278,300	Tyson Foods, Inc., Class A	5,833,168
	Total Food Products	13,470,364

	Household Products – 1.8%

13,400	KAO Corporation, Sponsored ADR	3,689,051
	IT Services – 1.0%

28,400	CDW Corporation	2,045,084
	Machinery – 2.7%

132,800	AGCO Corporation, (1)	5,541,744
	Marine – 0.5%

33,100	Genco Shipping and Trading Limited	1,183,656
	Media – 1.5%

75,000	Premiere AG, (1)	1,575,842

48,300	Scholastic Corporation, (1)	1,491,021
	Total Media	3,066,863

	Metals & Mining – 23.3%

69,900	Alcoa Inc.	2,480,751

43,655	Anglo American PLC, (1)	2,298,912

172,000	AngloGold Ashanti Limited, Sponsored ADR	7,666,040

478,300	Apex Silver Mines Limited, (1)	7,169,717

256,000	Barrick Gold Corporation	7,196,160

244,200	Crystallex International Corporation, (1)	974,358

12,800	Impala Platinum Holdings Limited	412,845

182,800	Ivanhoe Mines Ltd., (1)	2,272,204

258,768	Kinross Gold Corporation, (1)	3,449,377

2,036,300	Lihir Gold Limited, (1)	5,019,411

92,400	Newcrest Mining Limited	1,783,737

164,700	Newmont Mining Corporation	6,867,990

417,000	Orezone Resources Inc., (1)	783,960
	Total Metals & Mining	48,375,462

	Multi-Utilities – 1.7%

140,400	Puget Energy, Inc.	3,625,128
	Oil, Gas & Consumable Fuels – 9.4%

15,000	BP Amoco PLC	1,009,800

64,900	Chevron Corporation	5,048,571

15,300	Nexen Inc.	912,033

91,400	Peabody Energy Corporation	4,385,372

114,500	Royal Dutch Shell PLC, Class B, Sponsored ADR	8,096,295
	Total Oil, Gas & Consumable Fuels	19,452,071

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2007

Shares	Description	Value

	Paper & Forest Products – 2.1%

83,000	Bowater Incorporated	$1,816,870

180,500	Domtar Corporation, (1)	1,759,875

58,500	Wausau Paper Corp.	787,410
	Total Paper & Forest Products	4,364,155

	Pharmaceuticals – 1.7%

106,000	Kissei Pharmaceuticals Company Limited	2,020,999

343,400	Patheon Inc., (1)	1,519,140
	Total Pharmaceuticals	3,540,139

	Road & Rail – 2.7%

48,700	Union Pacific Corporation	5,563,975
	Software – 1.9%

131,900	Microsoft Corporation	3,949,086
	Transportation Infrastructure – 0.9%

60,700	Stolt-Nielsen S.A	1,833,747
	Water Utilities – 0.3%

21,500	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (1)	742,825
	Wireless Telecommunication Services – 1.2%

83,900	Vodafone Group PLC, Sponsored ADR	2,410,446
	Total Common Stocks (cost $161,471,076)	182,067,782

Shares	Description	Value
	COMMON STOCK RIGHT – 0.1%

678,767	Lihir Gold Limited Warrants (2)	$281,875
	Total Common Stock Right (cost $0)	281,875

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 12.7%

$26,441	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/07, repurchase price $26,444,207, collateralized by $21,465,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $26,969,485	4.900%	5/01/07	$26,440,608

	Total Short-Term Investments (cost $26,440,608)			26,440,608

	Total Investments (cost $187,911,684) – 100.4%			208,790,265

	Other Assets Less Liabilities – (0.4)%			(819,539)

	Net Assets – 100%			$207,970,726

(1)	Non-income producing.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $188,050,428.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$24,094,584
Depreciation	(3,354,747)
Net unrealized appreciation (depreciation) of investments	$20,739,837

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

April 30, 2007

Shares	Description	Value

	Aerospace & Defense – 2.1%

1,210	United Technologies Corporation	$81,227
	Air Freight & Logistics – 4.1%

1,360	Expeditors International of Washington Inc.	56,848

935	FedEx Corporation	98,586
	Total Air Freight & Logistics	155,434

	Capital Markets – 2.3%

900	Legg Mason, Inc.	89,271
	Commercial Banks – 4.0%

1,545	Bank of America Corporation	78,641

2,085	Wells Fargo & Company	74,831
	Total Commercial Banks	153,472

	Commercial Services & Supplies – 10.3%

2,175	Automatic Data Processing, Inc.	97,353

1,945	Cintas Corporation	72,879

1,855	Paychex, Inc.	68,821

2,615	Waste Management, Inc.	97,827

1,345	Zebra Technologies Corporation, Class A, (1)	53,518
	Total Commercial Services & Supplies	390,398

	Communications Equipment – 4.7%

5,065	Motorola, Inc.	87,776

2,065	QUALCOMM Inc.	90,447
	Total Communications Equipment	178,223

	Construction & Engineering – 1.7%

1,170	Jacobs Engineering Group Inc., (1)	59,003
	Consumer Finance – 2.3%

4,195	Western Union Company	88,305
	Electronic Equipment & Instruments – 2.2%

1,155	Millipore Corporation, (1)	85,274
	Food & Staples Retailing – 3.2%

1,780	Sysco Corporation	58,277

1,470	Walgreen Co.	64,533
	Total Food & Staples Retailing	122,810

	Health Care Equipment & Supplies – 12.0%

420	Alcon Inc.	56,671

820	C. R. Bard, Inc.	68,167

1,160	Express Scripts, Inc., (1)	110,834

2,095	Patterson Companies Inc., (1)	75,546

945	Stryker Corporation	61,368

2,005	Varian Medical Systems, Inc., (1)	84,631
	Total Health Care Equipment & Supplies	457,217

	Health Care Providers & Services – 2.3%

1,810	Quest Diagnostics Incorporated	88,491
	Hotels, Restaurants & Leisure – 2.0%

1,790	Darden Restaurants Inc.	74,249

Shares	Description	Value

	Household Durables – 2.2%

1,460	Stanley Works	$85,089
	Insurance – 4.8%

1,955	AFLAC Incorporated	100,370

1,195	American International Group, Inc.	83,542
	Total Insurance	183,912

	Internet & Catalog Retail – 2.3%

2,290	IAC/InterActiveCorp., (1)	87,295
	IT Services – 6.1%

2,580	Accenture Limited	100,878

1,085	Affiliated Computer Services Inc., (1)	65,002

290	Broadridge Financial Solutions, Inc.	5,812

1,885	First Data Corporation	61,074
	Total IT Services	232,766

	Machinery – 4.0%

1,350	Illinois Tool Works Inc.	69,269

895	Parker Hannifin Corporation	82,465
	Total Machinery	151,734

	Media – 4.6%

1,275	McGraw-Hill Companies, Inc.	83,551

880	Omnicom Group Inc.	92,145
	Total Media	175,696

	Office Electronics – 1.7%

3,260	Xerox Corporation, (1)	60,310
	Oil, Gas & Consumable Fuels – 2.2%

1,515	XTO Energy, Inc.	82,219
	Pharmaceuticals – 0.7%

200	Allergan, Inc.	24,240
	Semiconductors & Equipment – 4.3%

4,580	Intel Corporation	98,470

1,775	Linear Technology Corporation	66,421
	Total Semiconductors & Equipment	164,891

	Software – 3.4%

2,050	Intuit Inc., (1)	58,323

4,115	Symantec Corporation, (1)	72,424
	Total Software	130,747

	Specialty Retail – 3.6%

1,570	Bed Bath and Beyond Inc., (1)	63,962

2,830	Chico’s FAS, Inc., (1)	74,599
	Total Specialty Retail	138,561

	Total Investments (cost $3,367,450) – 93.1%	3,540,834

	Other Assets Less Liabilities – 6.9%	260,988

	Net Assets – 100%	$3,801,822

(1)	Non-income producing.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2007

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $3,367,450.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$229,815
Depreciation	(56,431)
Net unrealized appreciation (depreciation) of investments	$173,384

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2007

Shares	Description	Value

	Aerospace & Defense – 2.8%

905	Raytheon Company	$48,454
	Beverages – 3.1%

985	Coca-Cola Company	51,407
	Commercial Banks – 12.2%

1,005	Bank of America Corporation	51,155

715	Compass Bancshares, Inc.	48,749

1,475	U.S. Bancorp	50,666

1,205	Washington Mutual, Inc.	50,586
	Total Commercial Banks	201,156

	Commercial Services & Supplies – 3.1%

1,350	Waste Management, Inc.	50,504
	Communications Equipment – 3.1%

2,020	Nokia Oyj, Sponsored ADR	51,005
	Diversified Financial Services – 2.9%

910	Citigroup Inc.	48,794
	Diversified Telecommunication Services – 3.2%

1,355	AT&T Inc.	52,466
	Electric Utilities – 9.0%

645	Exelon Corporation	48,639

810	FPL Group Inc.	52,140

1,090	PPL Corporation	47,535
	Total Electric Utilities	148,314

	Electrical Equipment – 3.0%

1,065	Emerson Electric Co.	50,044
	Health Care Equipment & Supplies – 2.8%

620	Becton, Dickinson and Company	48,788
	Hotels, Restaurants & Leisure – 3.0%

790	YUM! Brands, Inc.	48,869
	Industrial Conglomerates – 3.1%

1,375	General Electric Company	50,683
	Insurance – 3.0%

1,953	Fidelity National Title Group Inc., Class A	49,782
	Media – 3.0%

2,895	Pearson Public Limited Company, Sponsored ADR	49,389
	Oil, Gas & Consumable Fuels – 12.2%

655	ChevronTexaco Corporation	50,952

960	Equitable Resources Inc.	49,930

470	Kinder Morgan Inc.	50,083

730	Royal Dutch Shell PLC, Class A, Sponsored ADR	50,626
	Total Oil, Gas & Consumable Fuels	201,591

	Pharmaceuticals – 6.1%

900	Abbott Laboratories	50,958

840	Eli Lilly and Company	49,669
	Total Pharmaceuticals	100,627

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2007

Shares	Description	Value

	Semiconductors & Equipment – 3.2%

1,325	Microchip Technology Incorporated	$53,450
	Thrifts & Mortgage Finance – 6.1%

3,820	Hudson City Bancorp, Inc.	50,882

2,840	New York Community Bancorp, Inc.	49,586
	Total Thrifts & Mortgage Finance	100,468

	Tobacco – 6.2%

730	Altria Group, Inc.	50,312

680	Loews Corp – Carolina Group	52,040
	Total Tobacco	102,352

	Total Investments (cost $1,290,170) – 91.1%	1,508,143

	Other Assets Less Liabilities – 8.9%	147,317

	Net Assets – 100%	$1,655,460

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $1,290,170.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$220,448
Depreciation	(2,475)
Net unrealized appreciation (depreciation) of investments	$217,973

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

April 30, 2007

Shares	Description	Value

	Aerospace & Defense – 2.2%

1,200	Orbital Sciences Corporation, (1)	$25,044
	Airlines – 2.9%

1,200	Skywest Inc.	32,652
	Auto Components – 3.1%

450	Magna International Inc., Class A	35,618
	Chemicals – 5.1%

200	Lubrizol Corporation	11,988

700	Lyondell Chemical Company	21,784

2,000	NL Industries Inc.	23,700
	Total Chemicals	57,472

	Commercial Banks – 2.8%

200	Affiliated Managers Group Inc., (1)	23,526

250	Provident Bankshares Corporation	8,010
	Total Commercial Banks	31,536

	Commercial Services & Supplies – 6.7%

500	Apollo Group, Inc., (1)	23,650

400	Corporate Executive Board Company	25,456

300	Getty Images Inc., (1)	15,600

500	Rollins Inc.	11,535
	Total Commercial Services & Supplies	76,241

	Computers & Peripherals – 3.9%

1,350	McAfee Inc., (1)	43,860
	Construction & Engineering – 2.4%

800	Chicago Bridge & Iron Company N.V.	27,704
	Diversified Telecommunication Services – 3.2%

600	Embarq Corporation	36,024
	Food Products – 4.9%

1,400	Fresh Del Monte Produce Inc., (1)	28,518

750	Pilgrim’s Pride Corporation	27,383
	Total Food Products	55,901

	Health Care Equipment & Supplies – 3.0%

350	Express Scripts, Inc., (1)	33,443
	Health Care Providers & Services – 3.7%

200	Mentor Corporation	7,782

700	Quest Diagnostics Incorporated	34,223
	Total Health Care Providers & Services	42,005

	Hotels, Restaurants & Leisure – 3.8%

750	Brinker International Inc.	23,325

500	Speedway Motorsports Inc.	19,400
	Total Hotels, Restaurants & Leisure	42,725

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

April 30, 2007

Shares	Description	Value

	Household Durables – 7.2%

250	Black & Decker Corporation	$22,680

900	Blyth Inc.	23,490

600	Stanley Works	34,968
	Total Household Durables	81,138

	Insurance – 2.9%

600	Mercury General Corporation	32,490
	Internet Software & Services – 4.1%

1,500	Check Point Software Technology Limited, (1)	35,325

800	United Online, Inc.	11,544
	Total Internet Software & Services	46,869

	IT Services – 6.2%

3,500	infoUSA Inc.	32,865

1,500	Websense Inc., (1)	37,065
	Total IT Services	69,930

	Media – 4.8%

900	Lee Enterprises Inc.	23,562

500	Live Nation Inc., (1)	10,145

900	New York Times, Class A	21,060
	Total Media	54,767

	Oil, Gas & Consumable Fuels – 2.2%

500	Pioneer Natural Resources Company	25,100
	Pharmaceuticals – 3.5%

600	Medicis Pharmaceutical Corporation	18,240

800	Watson Pharmaceuticals Inc., (1)	21,840
	Total Pharmaceuticals	40,080

	Semiconductors & Equipment – 2.1%

600	Cree, Inc., (1)	12,240

800	Semtech Corporation, (1)	11,536
	Total Semiconductors & Equipment	23,776

	Software – 4.0%

1,900	BEA Systems, Inc., (1)	22,401

900	InfoSpace, Inc., (1)	23,094
	Total Software	45,495

	Specialty Retail – 9.6%

500	Aeropostale, Inc., (1)	20,575

6,300	Blockbuster Inc., (1)	39,060

400	Charlotte Russe Holdings Inc., (1)	10,932

3,500	Pier 1 Imports, Inc., (1)	26,425

300	Regis Corporation	11,469
	Total Specialty Retail	108,461

Shares	Description	Value

	Textiles, Apparel & Luxury Goods – 2.8%

1,100	Wolverine World Wide Inc.	$31,438
	Thrifts & Mortgage Finance – 1.5%

600	Astoria Financial Corporation	15,936
	Total Investments (cost $1,013,184) – 98.6%	1,115,705

	Other Assets Less Liabilities – 1.4%	16,361

	Net Assets – 100%	$1,132,066

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $1,013,184.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$124,581
Depreciation	(22,060)
Net unrealized appreciation (depreciation) of investments	$102,521

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 98.0%

	Aerospace & Defense – 3.1%

17,000	Boeing Company	$1,581,000

34,000	United Technologies Corporation	2,282,420
	Total Aerospace & Defense	3,863,420

	Air Freight & Logistics – 1.6%

28,000	United Parcel Service, Inc., Class B	1,972,040
	Beverages – 2.4%

44,000	PepsiCo, Inc.	2,907,960
	Biotechnology – 1.3%

19,500	Gilead Sciences, Inc., (1)	1,593,540
	Capital Markets – 5.9%

46,000	Bank of New York Company, Inc.	1,862,080

10,000	Franklin Resources, Inc.	1,313,100

10,000	Goldman Sachs Group, Inc.	2,186,100

21,000	Merrill Lynch & Co., Inc.	1,894,830
	Total Capital Markets	7,256,110

	Chemicals – 1.2%

23,000	Praxair, Inc.	1,484,650
	Commercial Banks – 2.7%

24,000	Wachovia Corporation	1,332,960

56,000	Wells Fargo & Company	2,009,840
	Total Commercial Banks	3,342,800

	Communications Equipment – 6.8%

131,000	Cisco Systems, Inc., (1)	3,502,940

84,000	Nokia Oyj, Sponsored ADR	2,121,000

62,000	QUALCOMM Inc.	2,715,600
	Total Communications Equipment	8,339,540

	Computers & Peripherals – 3.8%

56,000	Dell Inc., (1)	1,411,760

84,500	EMC Corporation, (1)	1,282,710

47,000	Hewlett-Packard Company	1,980,580
	Total Computers & Peripherals	4,675,050

	Consumer Finance – 0.9%

21,000	SLM Corporation	1,130,430
	Diversified Financial Services – 4.0%

67,000	Citigroup Inc.	3,592,540

20,000	State Street Corporation	1,377,400
	Total Diversified Financial Services	4,969,940

	Diversified Telecommunication Services – 1.9%

59,000	AT&T Inc.	2,284,480
	Electric Utilities – 0.9%

14,000	Exelon Corporation	1,055,740

Shares	Description	Value

	Electrical Equipment – 2.2%

41,000	Emerson Electric Co.	$1,926,590

13,500	Rockwell Automation, Inc.	803,790
	Total Electrical Equipment	2,730,380

	Energy Equipment & Services – 2.5%

14,000	Baker Hughes Incorporated	1,125,460

26,500	Schlumberger Limited	1,956,495
	Total Energy Equipment & Services	3,081,955

	Food & Staples Retailing – 2.2%

57,000	Wal-Mart Stores, Inc.	2,731,440
	Health Care Equipment & Supplies – 2.3%

20,000	Baxter International Inc.	1,132,600

32,000	Medtronic, Inc.	1,693,760
	Total Health Care Equipment & Supplies	2,826,360

	Health Care Providers & Services – 2.9%

43,000	UnitedHealth Group Incorporated	2,281,580

16,000	Wellpoint Inc., (1)	1,263,520
	Total Health Care Providers & Services	3,545,100

	Household Products – 3.8%

72,000	Procter & Gamble Company	4,630,320
	Industrial Conglomerates – 4.0%

133,000	General Electric Company	4,902,380
	Insurance – 3.8%

56,000	American International Group, Inc.	3,914,960

8,000	Hartford Financial Services Group, Inc.	809,600
	Total Insurance	4,724,560

	Internet Software & Services – 1.5%

66,000	Yahoo! Inc., (1)	1,850,640
	IT Services – 1.1%

40,000	First Data Corporation	1,296,000
	Machinery – 2.3%

19,000	Caterpillar Inc.	1,379,780

28,000	Illinois Tool Works Inc.	1,436,680
	Total Machinery	2,816,460

	Media – 4.6%

37,000	McGraw-Hill Companies, Inc.	2,424,610

91,000	Walt Disney Company	3,183,180
	Total Media	5,607,790

	Metals & Mining – 0.8%

29,000	Alcoa Inc.	1,029,210
	Multiline Retail – 2.4%

19,000	Costco Wholesale Corporation	1,017,830

32,000	Target Corporation	1,899,840
	Total Multiline Retail	2,917,670

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

April 30, 2007

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 5.5%

24,000	BP Amoco PLC	$1,615,680

18,000	ConocoPhillips	1,248,300

17,000	Exxon Mobil Corporation	1,349,460

20,000	Total SA, Sponsored ADR	1,473,800

19,000	XTO Energy, Inc.	1,031,130
	Total Oil, Gas & Consumable Fuels	6,718,370

	Pharmaceuticals – 7.6%

40,000	Abbott Laboratories	2,264,800

36,000	Johnson & Johnson	2,311,920

64,000	Norvatis AG, ADR	3,717,760

27,000	Teva Pharmaceutical Industries Limited	1,034,370
	Total Pharmaceuticals	9,328,850

	Semiconductors & Equipment – 3.3%

108,000	Intel Corporation	2,322,000

50,000	Texas Instruments Incorporated	1,718,500
	Total Semiconductors & Equipment	4,040,500

	Software – 4.5%

20,000	Electronic Arts Inc. (EA), (1)	1,008,200

152,000	Microsoft Corporation	4,550,880
	Total Software	5,559,080

	Specialty Retail – 2.3%

24,500	Bed Bath and Beyond Inc., (1)	998,130

19,000	Best Buy Co., Inc.	886,350

30,000	Lowe’s Companies, Inc.	916,800
	Total Specialty Retail	2,801,280

	Textiles, Apparel & Luxury Goods – 1.9%

44,000	Nike, Inc., Class B	2,369,840
	Total Common Stocks (cost $114,786,748)	120,383,885

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%

$2,866	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/06, repurchase price $2,866,591, collateralized by $2,940,000 U.S. Treasury Notes, 3.375%, due 11/15/08, value $2,925,300	4.900%	5/01/07	$2,866,201

	Total Short-Term Investments (cost $2,866,201)			2,866,201

	Total Investments (cost $117,652,949) – 100.4%			123,250,086

	Other Assets Less Liabilities – (0.4)%			(452,521)

	Net Assets – 100%			$122,797,565

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $117,652,949.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$14,672,801
Depreciation	(9,075,664)
Net unrealized appreciation (depreciation) of investments	$5,597,137

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 91.2%

	Chemicals – 2.0%

11,000	Dyno Nobel, Limited	$21,997
	Electric Utilities – 4.3%

4,000	Centrais Electricas Brasileiras S.A., ADR	47,500
	Electrical Equipment – 1.3%

1,400	GrafTech International Ltd., (1)	13,972
	Energy Equipment & Services – 2.5%

450	BJ Services Company	12,897

200	Technip SA, ADR	14,890
	Total Energy Equipment & Services	27,787

	Food Products – 5.6%

1,600	Smithfield Foods, Inc., (1)	48,912

600	Tyson Foods, Inc., Class A	12,576
	Total Food Products	61,488

	Machinery – 4.3%

1,000	AGCO Corporation, (1)	41,730

200	Alamo Group Inc.	5,400
	Total Machinery	47,130

	Metals & Mining – 50.3%

500	Alcoa Inc.	17,745

4,000	Alumina Limited	23,615

700	Anglo American PLC, (1)	36,863

1,200	AngloGold Ashanti Limited, Sponsored ADR	53,482

2,200	Apex Silver Mines Limited, (1)	32,978

1,700	Barrick Gold Corporation	47,787

600	CONSOL Energy Inc.	25,122

8,600	Consolidated Minerals Limited	17,212

2,500	Crystallex International Corporation, (1)	9,975

4,600	Eastern Platinum Limited, (1)	9,823

3,300	Entree Gold Inc., (1)	7,374

1,100	Gold Reserve Inc., Class A, (1)	7,524

2,300	Industrias Penoles, S.A. de C.V.	28,456

2,000	Ivanhoe Mines Ltd., (1)	24,860

2,623	Kinross Gold Corporation, (1)	34,965

12,400	Lihir Gold Limited, (1)	30,566

5,800	MagIndustries Corp., (1)	7,839

1,700	Newcrest Mining Limited	32,818

1,200	Newmont Mining Corporation	50,040

1,800	NovaGold Resources Inc., (1)	25,560

3,400	Orezone Resources Inc., (1)	6,392

100	Rio Tinto PLC, Sponsored ADR	24,400
	Total Metals & Mining	555,396

Shares	Description	Value

	Multi-Utilities – 1.9%

800	Puget Energy, Inc.	$20,656
	Oil, Gas & Consumable Fuels – 12.2%

2,000	BP Amoco PLC	22,437

500	ChevronTexaco Corporation	38,895

500	Peabody Energy Corporation	23,990

300	Petro Canada	13,299

900	Royal Dutch Shell PLC, Class A	31,262

400	Warren Resources Inc., (1)	5,284
	Total Oil, Gas & Consumable Fuels	135,167

	Paper & Forest Products – 1.5%

500	Bowater Incorporated	10,945

600	Domtar Corporation, (1)	5,850
	Total Paper & Forest Products	16,795

	Road & Rail – 4.3%

300	CSX Corporation	12,951

300	Union Pacific Corporation	34,275
	Total Road & Rail	47,226

	Transportation Infrastructure – 0.5%

200	Stolt-Nielsen S.A	6,042
	Water Utilities – 0.6%

200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (1)	6,910
	Total Common Stocks (cost $908,902)	1,008,066

Shares	Description	Value
	COMMON STOCK RIGHT – 0.1%

4,133	Lihir Gold Limited Warrants	$1,716
	Total Common Stock Right (cost $0)	1,716

	Total Investments (cost $908,902) – 91.4%	1,009,782

	Other Assets Less Liabilities – 8.6%	95,372

	Net Assets – 100%	$1,105,154

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $908,902.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$116,944
Depreciation	(16,064)
Net unrealized appreciation (depreciation) of investments	$100,880

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 2.8%

323	Boeing Company	$30,039

50	Raytheon Company	2,677
	Total Aerospace & Defense	32,716

	Biotechnology – 0.7%

96	Genentech, Inc., (1)	7,679
	Capital Markets – 3.7%

50	BlackRock Inc.	7,485

670	JPMorgan Chase & Co.	34,907
	Total Capital Markets	42,392

	Chemicals – 3.2%

520	Ashland Inc.	31,174

150	CF Industries Holdings, Inc.	5,954
	Total Chemicals	37,128

	Commercial Banks – 4.0%

50	Affiliated Managers Group Inc., (1)	5,882

432	Bank of America Corporation	21,989

420	Mellon Financial Corporation	18,031
	Total Commercial Banks	45,902

	Commercial Services & Supplies – 5.4%

220	Corrections Corporation of America, (1)	12,496

160	Deluxe Corporation	6,056

80	ITT Educational Services, Inc., (1)	7,777

80	Robert Half International Inc.	2,664

418	SEI Investments Company	25,511

390	Steelcase Inc.	7,613
	Total Commercial Services & Supplies	62,117

	Communications Equipment – 2.2%

590	QUALCOMM Inc.	25,842
	Computers & Peripherals – 3.7%

878	Hewlett-Packard Company	36,999

140	Network Appliance, Inc., (1)	5,209
	Total Computers & Peripherals	42,208

	Consumer Finance – 0.8%

50	MasterCard, Inc.	5,584

71	World Acceptance Corporation, (1)	3,048
	Total Consumer Finance	8,632

	Containers & Packaging – 1.1%

240	Packaging Corp. of America	5,942

170	Rock-Tenn Company	6,504
	Total Containers & Packaging	12,446

	Diversified Financial Services – 1.5%

120	CIT Group Inc.	7,158

190	Citigroup Inc.	10,188
	Total Diversified Financial Services	17,346

Shares	Description	Value

	Electric Utilities – 4.9%

260	OGE Energy Corp.	$9,994

290	Progress Energy, Inc.	14,660

1,440	Reliant Energy Inc., (1)	32,069
	Total Electric Utilities	56,723

	Electrical Equipment – 0.6%

100	Acuity Brands Inc.	5,912
	Electronic Equipment & Instruments – 3.0%

100	II VI Inc., (1)	2,709

35	Itron Inc., (1)	2,357

130	MEMC Electronic Materials, (1)	7,134

100	Mettler-Toledo International Inc., (1)	9,762

230	Thermo Fisher Scientific, Inc., (1)	11,974
	Total Electronic Equipment & Instruments	33,936

	Energy Equipment & Services – 2.2%

170	National-Oilwell Varco Inc., (1)	14,425

170	Tidewater Inc.	10,746
	Total Energy Equipment & Services	25,171

	Food & Staples Retailing – 1.4%

453	Safeway Inc.	16,444
	Food Products – 4.4%

214	Campbell Soup Company	8,367

890	ConAgra Foods, Inc.	21,876

232	Flowers Foods Inc.	7,236

460	Reddy Ice Holding, Inc.	13,473
	Total Food Products	50,952

	Gas Utilities – 1.0%

290	Southwest Gas Corporation	10,988
	Health Care Equipment & Supplies – 2.8%

460	Baxter International Inc.	26,050

100	Chattem Inc., (1)	5,714
	Total Health Care Equipment & Supplies	31,764

	Health Care Providers & Services – 6.0%

210	Apria Healthcare Group Inc., (1)	6,665

90	Healthways Inc., (1)	3,818

620	Mentor Corporation	24,124

180	Nighthawk Radiology Holdings Inc., (1)	3,494

385	Wellcare Health Plans Inc., (1)	31,027
	Total Health Care Providers & Services	69,128

	Hotels, Restaurants & Leisure – 0.8%

211	Starbucks Corporation, (1)	6,545

130	Town Sports International Holdings, Inc., (1)	2,963
	Total Hotels, Restaurants & Leisure	9,508

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

April 30, 2007

Shares	Description	Value

	Industrial Conglomerates – 0.6%

100	Teleflex Inc.	$7,183
	Insurance – 6.8%

651	AFLAC Incorporated	33,422

160	American Financial Group Inc.	5,643

152	Argonaut Group Inc., (1)	5,109

274	Philadelphia Consolidated Holding Corporation, (1)	11,892

160	Seabright Insurance Holdings Inc., (1)	2,971

166	Tower Group Inc.	5,095

420	W.R. Berkley Corporation	13,646
	Total Insurance	77,778

	IT Services – 1.7%

230	Convergys Corporation, (1)	5,810

130	FactSet Research Systems Inc.	7,996

120	Savvis Inc., (1)	6,188
	Total IT Services	19,994

	Leisure Equipment & Products – 1.7%

657	Marvel Entertainment Inc., (1)	19,401
	Machinery – 2.1%

60	Manitowoc Company Inc.	4,094

160	Pall Corporation	6,712

80	Robbins & Myers, Inc.	3,074

220	Trinity Industries Inc.	10,208
	Total Machinery	24,088

	Media – 6.6%

220	DIRECTV Group, Inc., (1)	5,245

460	Echostar Communications Corporation, (1)	21,404

388	Lodgenet Entertainment Corporation, (1)	13,223

462	McGraw-Hill Companies, Inc.	30,275

250	NetFlix.com Inc., (1)	5,543
	Total Media	75,690

	Multiline Retail – 7.1%

360	99 Cents Only Stores, (1)	5,148

743	Big Lots, Inc., (1)	23,925

340	Dollar Tree Stores Inc., (1)	13,369

527	Kohl’s Corporation, (1)	39,016
	Total Multiline Retail	81,458

	Oil, Gas & Consumable Fuels – 2.9%

550	Bill Barnett Corporation, (1)	20,295

260	Equitable Resources Inc.	13,523
	Total Oil, Gas & Consumable Fuels	33,818

	Paper & Forest Products – 0.5%

130	Rayonier Inc.	5,638

Shares	Description	Value

	Personal Products – 3.0%

678	Estee Lauder Companies Inc., Class A	$34,863
	Real Estate – 3.1%

200	Cousins Properties, Inc.	6,714

360	Equity Inns Inc.	6,156

400	Highland Hospitality Corporation	7,620

187	Northstar Realty Finance Corporation	2,768

60	PS Business Parks Inc.	4,134

140	Taubman Centers Inc.	7,847
	Total Real Estate	35,239

	Road & Rail – 2.0%

120	Hertz Global Holdings, Inc., (1)	2,388

430	Landstar System	20,773
	Total Road & Rail	23,161

	Semiconductors & Equipment – 0.7%

312	Micron Technology, Inc., (1)	3,579

230	Trident Microsystems Inc., (1)	4,883
	Total Semiconductors & Equipment	8,462

	Software – 2.2%

100	Ansoft Corporation, (1)	3,229

490	Blackbaud, Inc.	10,819

100	Microstrategy Inc., (1)	11,376
	Total Software	25,424

	Specialty Retail – 1.0%

390	American Eagle Outfitters, Inc.	11,493
	Tobacco – 1.7%

340	UST Inc.	19,271
	Total Investments (cost $1,019,822) – 99.8%	1,147,895

	Other Assets Less Liabilities – 0.2%	2,525

	Net Assets – 100%	$1,150,420

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $1,019,822.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$152,180
Depreciation	(24,107)
Net unrealized appreciation (depreciation) of investments	$128,073

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 1.7%

950	Orbital Sciences Corporation, (1)	$19,827
	Auto Components – 1.4%

210	Asbury Automotive Group, Inc.	6,042

420	Superior Industries International Inc.	9,597
	Total Auto Components	15,639

	Biotechnology – 1.3%

190	Alkermes Inc., (1)	3,122

35	Cephalon, Inc., (1)	2,786

430	Martek Biosciences Corporation, (1)	9,284
	Total Biotechnology	15,192

	Chemicals – 4.8%

229	Airgas, Inc.	10,202

520	Ashland Inc.	31,174

120	CF Industries Holdings, Inc.	4,763

290	Sparetech Corporation	8,137
	Total Chemicals	54,276

	Commercial Banks – 2.0%

90	Community Bank System Inc.	1,845

570	Pacific Capital Bancorp.	15,350

200	United Community Banks, Inc.	5,912
	Total Commercial Banks	23,107

	Commercial Services & Supplies – 6.5%

140	Coinstar Inc., (1)	4,353

336	Corrections Corporation of America, (1)	19,085

50	ITT Educational Services, Inc., (1)	4,861

617	SEI Investments Company	37,655

440	Steelcase Inc.	8,589
	Total Commercial Services & Supplies	74,543

	Construction & Engineering – 0.6%

190	InfraSource Services Inc., (1)	6,342
	Construction Materials – 1.0%

150	Texas Industries Inc.	11,426
	Consumer Finance – 1.1%

292	World Acceptance Corporation, (1)	12,536
	Containers & Packaging – 0.4%

80	Greif Inc.	4,448
	Diversified Telecommunication Services – 2.1%

331	Alaska Communications Systems Group Inc.	5,263

260	Cbeyond Inc., (1)	9,043

398	CT Communications, Inc.	9,715
	Total Diversified Telecommunication Services	24,021

Shares	Description	Value

	Electric Utilities – 5.8%

150	El Paso Electric Company, (1)	$3,960

285	OGE Energy Corp.	10,955

490	Pike Electric Corporation, (1)	9,981

1,710	Reliant Energy Inc., (1)	38,081

60	Unisource Energy Corporation	2,305
	Total Electric Utilities	65,282

	Electrical Equipment – 1.4%

260	Acuity Brands Inc.	15,371
	Electronic Equipment & Instruments – 2.8%

120	II VI Inc., (1)	3,251

184	Itron Inc., (1)	12,391

230	Methode Electronics, Inc.	3,468

130	Mettler-Toledo International Inc., (1)	12,691
	Total Electronic Equipment & Instruments	31,801

	Energy Equipment & Services – 2.1%

360	Matrix Service Company, (1)	8,784

60	Tidewater Inc.	3,793

280	Trico Marine Services Inc., (1)	10,839
	Total Energy Equipment & Services	23,416

	Food Products – 3.1%

811	Flowers Foods Inc.	25,295

330	Reddy Ice Holding, Inc.	9,666
	Total Food Products	34,961

	Gas Utilities – 2.0%

400	Energen Corporation	22,420
	Health Care Providers & Services – 7.8%

380	Centene Corporation, (1)	7,908

79	Healthways Inc., (1)	3,351

710	Mentor Corporation	27,626

410	Nighthawk Radiology Holdings Inc., (1)	7,958

511	Wellcare Health Plans Inc., (1)	41,180
	Total Health Care Providers & Services	88,023

	Hotels, Restaurants & Leisure – 2.8%

470	P.F. Changs China Bistro, Inc., (1)	17,978

220	Peets Coffee and Tea Inc., (1)	5,707

330	Town Sports International Holdings, Inc., (1)	7,521
	Total Hotels, Restaurants & Leisure	31,206

	Insurance – 5.5%

305	Argonaut Group Inc., (1)	10,251

110	Delphi Financial Group, Inc.	4,697

140	FPIC Insurance Group Inc., (1)	6,448

420	Meadowbrook Insurance Group, Inc., (1)	4,666

618	Philadelphia Consolidated Holding Corporation, (1)	26,821

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

April 30, 2007

Shares	Description	Value

	Insurance (continued)

330	Seabright Insurance Holdings Inc., (1)	$6,128

100	Tower Group Inc.	3,069
	Total Insurance	62,080

	Internet & Catalog Retail – 1.5%

360	Blue Nile Inc., (1)	16,942
	IT Services – 1.6%

180	Convergys Corporation, (1)	4,547

150	FactSet Research Systems Inc.	9,227

90	Savvis Inc., (1)	4,641
	Total IT Services	18,415

	Leisure Equipment & Products – 3.3%

1,261	Marvel Entertainment Inc., (1)	37,236
	Machinery – 4.0%

720	Flow International Corporation, (1)	8,381

260	RBC Bearings Inc., (1)	9,883

289	Robbins & Myers, Inc.	11,106

440	Wabtec Corporation	16,346
	Total Machinery	45,716

	Marine – 0.6%

220	American Commercial Lines Inc., (1)	6,483
	Media – 0.8%

263	Lodgenet Entertainment Corporation, (1)	8,963
	Multiline Retail – 4.7%

1,508	Big Lots, Inc., (1)	48,557

120	Dollar Tree Stores Inc., (1)	4,718
	Total Multiline Retail	53,275

	Oil, Gas & Consumable Fuels – 5.3%

790	Bill Barnett Corporation, (1)	29,151

300	Edge Petroleum Corporation, (1)	4,119

200	Equitable Resources Inc.	10,402

590	Pioneer Drilling Company, (1)	8,089

420	USEC Inc., (1)	8,471
	Total Oil, Gas & Consumable Fuels	60,232

	Personal Products – 0.5%

106	NBTY, Inc., (1)	5,237
	Pharmaceuticals – 2.0%

480	Abraxis Bioscience Inc., (1)	13,205

660	Pozen Inc., (1)	9,616
	Total Pharmaceuticals	22,821

	Real Estate – 5.6%

870	Cousins Properties, Inc.	29,206

550	Highland Hospitality Corporation	10,478

Shares	Description	Value
	Real Estate (continued)

575	Northstar Realty Finance Corporation	$8,510

270	Taubman Centers Inc.	15,134
	Total Real Estate	63,328

	Road & Rail – 3.3%

760	Hertz Global Holdings, Inc., (1)	15,124

470	Landstar System	22,706
	Total Road & Rail	37,830

	Semiconductors & Equipment – 2.1%

1,138	Trident Microsystems Inc., (1)	24,160
	Software – 3.9%

200	Ansoft Corporation, (1)	6,458

740	Blackbaud, Inc.	16,339

40	Microstrategy Inc., (1)	4,550

400	Salesforce.com, Inc., (1)	16,800
	Total Software	44,147

	Specialty Retail – 2.8%

120	Aeropostale, Inc., (1)	4,938

570	American Eagle Outfitters, Inc.	16,798

180	J Crew Group, Inc., (1)	7,288

90	Jo Ann Stores, Inc., (1)	2,696
	Total Specialty Retail	31,720

	Textiles, Apparel & Luxury Goods – 1.4%

408	Guess Inc.	16,075
	Thrifts & Mortgage Finance – 0.1%

50	MAF Bancorp Inc.	2,008
	Total Investments (cost $985,295) – 99.7%	1,130,505

	Other Assets Less Liabilities – 0.3%	3,518

	Net Assets – 100%	$1,134,023

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $985,295.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$178,260
Depreciation	(33,050)
Net unrealized appreciation (depreciation) of investments	$145,210

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 99.9%

	Auto Components – 0.5%

70	BorgWarner Inc.	$5,454
	Beverages – 1.1%

270	Anheuser-Busch Companies, Inc.	13,281
	Biotechnology – 0.5%

120	Biogen Idec Inc., (1)	5,665
	Capital Markets – 6.8%

200	Bank of New York Company, Inc.	8,096

953	JPMorgan Chase & Co.	49,647

260	Morgan Stanley	21,843
	Total Capital Markets	79,586

	Chemicals – 1.3%

160	Ashland Inc.	9,592

130	Cabot Corporation	5,889
	Total Chemicals	15,481

	Commercial Banks – 6.5%

635	Bank of America Corporation	32,322

130	Comerica Incorporated	8,048

410	Mellon Financial Corporation	17,601

213	Northern Trust Corporation	13,408

90	UnionBanCal Corporation	5,533
	Total Commercial Banks	76,912

	Commercial Services & Supplies – 1.1%

120	Corrections Corporation of America, (1)	6,816

190	Hewitt Associates Inc., Class A, (1)	5,653
	Total Commercial Services & Supplies	12,469

	Computers & Peripherals – 4.4%

1,081	Hewlett-Packard Company	45,553

190	McAfee Inc., (1)	6,173
	Total Computers & Peripherals	51,726

	Construction & Engineering – 1.8%

780	Quanta Services Incorporated, (1)	21,442
	Consumer Finance – 0.9%

180	Ameriprise Financial, Inc.	10,705
	Diversified Financial Services – 5.8%

440	CIT Group Inc.	26,246

553	Citigroup Inc.	29,652

184	State Street Corporation	12,672
	Total Diversified Financial Services	68,570

	Diversified Telecommunication Services – 3.5%

290	Alltel Corporation	18,180

583	AT&T Inc.	22,574
	Total Diversified Telecommunication Services	40,754

Shares	Description	Value

	Electric Utilities – 7.0%

340	Allegheny Energy, Inc., (1)	$18,176

328	American Electric Power Company, Inc.	16,472

260	Edison International	13,611

260	OGE Energy Corp.	9,994

160	PG&E Corporation	8,096

170	Progress Energy, Inc.	8,594

330	Reliant Energy Inc., (1)	7,349
	Total Electric Utilities	82,292

	Electrical Equipment – 0.6%

140	Emerson Electric Co.	6,579
	Electronic Equipment & Instruments – 2.1%

470	Thermo Fisher Scientific, Inc., (1)	24,468
	Energy Equipment & Services – 2.7%

260	National-Oilwell Varco Inc., (1)	22,061

160	Tidewater Inc.	10,114
	Total Energy Equipment & Services	32,175

	Food & Staples Retailing – 1.8%

595	Safeway Inc.	21,599
	Food Products – 5.3%

681	Campbell Soup Company	26,627

810	ConAgra Foods, Inc.	19,910

80	Corn Products International, Inc.	3,186

220	General Mills, Inc.	13,178
	Total Food Products	62,901

	Gas Utilities – 1.4%

164	Energen Corporation	9,192

70	Questar Corporation	6,799
	Total Gas Utilities	15,991

	Health Care Providers & Services – 1.3%

200	Wellpoint Inc., (1)	15,794
	Household Products – 2.4%

170	Colgate-Palmolive Company	11,516

230	Kimberly-Clark Corporation	16,369
	Total Household Products	27,885

	Industrial Conglomerates – 0.6%

90	Teleflex Inc.	6,465
	Insurance – 7.3%

611	AFLAC Incorporated	31,369

249	American Financial Group Inc.	8,782

190	First American Corporation	9,785

430	Genworth Financial Inc., Class A	15,691

130	HCC Insurance Holdings Inc.	3,986

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

April 30, 2007

Shares	Description	Value

	Insurance (continued)

144	Philadelphia Consolidated Holding Corporation, (1)	$6,250

312	W.R. Berkley Corporation	10,137
	Total Insurance	86,000

	IT Services – 1.5%

230	Convergys Corporation, (1)	5,810

390	Electronic Data Systems Corporation	11,404
	Total IT Services	17,214

	Leisure Equipment & Products – 2.1%

390	Hasbro, Inc.	12,328

430	Mattel, Inc.	12,169
	Total Leisure Equipment & Products	24,497

	Machinery – 1.8%

320	Pall Corporation	13,424

179	Trinity Industries Inc.	8,306
	Total Machinery	21,730

	Media – 2.4%

110	Cablevision Systems Corporation, (1)	3,606

30	Idearc Inc.	1,043

660	Walt Disney Company	23,087
	Total Media	27,736

	Multiline Retail – 0.8%

223	Dollar Tree Stores Inc., (1)	8,768
	Multi-Utilities – 1.6%

210	MDU Resources Group Inc.	6,363

164	National Fuel Gas Company	7,710

60	Public Service Enterprise Group Incorporated	5,187
	Total Multi-Utilities	19,260

	Oil, Gas & Consumable Fuels – 9.6%

352	Chevron Corporation	27,382

80	Cimarex Energy Company	3,152

532	EOG Resources, Inc.	39,070

130	Equitable Resources Inc.	6,761

180	Forest Oil Corporation, (1)	6,343

130	Tesoro Petroleum Corporation	15,756

500	Williams Companies, Inc.	14,750
	Total Oil, Gas & Consumable Fuels	113,214

	Paper & Forest Products – 0.7%

80	International Paper Company	3,018

130	Rayonier Inc.	5,638
	Total Paper & Forest Products	8,656

Shares	Description	Value

	Pharmaceuticals – 4.5%

473	Merck & Co. Inc.	$24,331

1,080	Pfizer Inc.	28,577
	Total Pharmaceuticals	52,908

	Real Estate – 2.7%

110	Duke Realty Corporation	4,742

50	Essex Property Trust Inc.	6,443

100	SL Green Realty Corporation	14,090

120	Taubman Centers Inc.	6,726
	Total Real Estate	32,001

	Road & Rail – 0.8%

150	Hertz Global Holdings, Inc., (1)	2,985

60	Union Pacific Corporation	6,855
	Total Road & Rail	9,840

	Semiconductors & Equipment – 0.9%

947	Micron Technology, Inc., (1)	10,862
	Software – 0.6%

280	Cadence Design Systems, Inc., (1)	6,216
	Specialty Retail – 1.7%

330	RadioShack Corporation	9,593

170	Sherwin-Williams Company	10,841
	Total Specialty Retail	20,434

	Tobacco – 1.5%

301	UST Inc.	17,061
	Total Investments (cost $1,042,170) – 99.9%	1,174,591

	Other Assets Less Liabilities – 0.1%	1,476

	Net Assets – 100%	$1,176,067

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $1,042,170.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$140,971
Depreciation	(8,550)
Net unrealized appreciation (depreciation) of investments	$132,421

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 100.1%

	Auto Components – 0.6%

70	BorgWarner Inc.	$5,454
	Biotechnology – 1.1%

151	Cephalon, Inc., (1)	12,021
	Chemicals – 2.2%

410	Ashland Inc.	24,580
	Commercial Banks – 2.6%

100	Affiliated Managers Group Inc., (1)	11,763

110	Comerica Incorporated	6,810

167	Northern Trust Corporation	10,513
	Total Commercial Banks	29,086

	Commercial Services & Supplies – 7.0%

260	Corrections Corporation of America, (1)	14,768

220	ITT Educational Services, Inc., (1)	21,386

630	SEI Investments Company	38,445

280	Steelcase Inc.	5,466
	Total Commercial Services & Supplies	80,065

	Computers & Peripherals – 2.3%

695	Network Appliance, Inc., (1)	25,861
	Construction & Engineering – 0.8%

180	Jacobs Engineering Group Inc., (1)	9,077
	Consumer Finance – 1.3%

130	MasterCard, Inc.	14,518
	Diversified Financial Services – 2.5%

240	CIT Group Inc.	14,316

360	Eaton Vance Corporation	13,759
	Total Diversified Financial Services	28,075

	Electric Utilities – 6.4%

206	Allegheny Energy, Inc., (1)	11,013

149	OGE Energy Corp.	5,728

500	Progress Energy, Inc.	25,275

1,140	Reliant Energy Inc., (1)	25,388

232	Xcel Energy, Inc.	5,589
	Total Electric Utilities	72,993

	Electronic Equipment & Instruments – 6.3%

560	MEMC Electronic Materials, (1)	30,733

150	Mettler-Toledo International Inc., (1)	14,643

510	Thermo Fisher Scientific, Inc., (1)	26,551
	Total Electronic Equipment & Instruments	71,927

	Energy Equipment & Services – 3.0%

210	National-Oilwell Varco Inc., (1)	17,819

260	Tidewater Inc.	16,435
	Total Energy Equipment & Services	34,254

Shares	Description	Value

	Food & Staples Retailing – 1.8%

356	Safeway Inc.	$12,923

170	Whole Foods Market, Inc.	7,954
	Total Food & Staples Retailing	20,877

	Food Products – 3.9%

1,510	ConAgra Foods, Inc.	37,116

190	Corn Products International, Inc.	7,566
	Total Food Products	44,682

	Gas Utilities – 2.8%

330	Energen Corporation	18,497

140	Questar Corporation	13,598
	Total Gas Utilities	32,095

	Health Care Equipment & Supplies – 1.4%

91	Beckman Coulter, Inc.	5,716

260	Hospira Inc., (1)	10,543
	Total Health Care Equipment & Supplies	16,259

	Health Care Providers & Services – 3.5%

260	Humana Inc., (1)	16,442

294	Wellcare Health Plans Inc., (1)	23,693
	Total Health Care Providers & Services	40,135

	Industrial Conglomerates – 1.6%

250	Teleflex Inc.	17,958
	Insurance – 4.7%

310	American Financial Group Inc.	10,934

449	Philadelphia Consolidated Holding Corporation, (1)	19,487

722	W.R. Berkley Corporation	23,458
	Total Insurance	53,879

	Internet Software & Services – 0.5%

70	F5 Networks, Inc., (1)	5,375
	IT Services – 3.2%

520	Convergys Corporation, (1)	13,135

380	Electronic Data Systems Corporation	11,111

190	FactSet Research Systems Inc.	11,687
	Total IT Services	35,933

	Leisure Equipment & Products – 3.2%

190	Hasbro, Inc.	6,006

1,009	Marvel Entertainment Inc., (1)	29,796
	Total Leisure Equipment & Products	35,802

	Machinery – 7.4%

210	Harsco Corporation	10,710

200	ITT Industries Inc.	12,762

250	Manitowoc Company Inc.	17,058

340	Pall Corporation	14,263

637	Trinity Industries Inc.	29,557
	Total Machinery	84,350

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

April 30, 2007

Shares	Description	Value

	Media – 3.3%

810	Echostar Communications Corporation, (1)	$37,689
	Multiline Retail – 1.5%

439	Dollar Tree Stores Inc., (1)	17,261
	Oil, Gas & Consumable Fuels – 2.2%

490	Equitable Resources Inc.	25,485
	Paper & Forest Products – 0.9%

240	Rayonier Inc.	10,409
	Personal Products – 3.3%

739	Estee Lauder Companies Inc., Class A	37,999
	Real Estate – 4.0%

174	SL Green Realty Corporation	24,517

370	Taubman Centers Inc.	20,739
	Total Real Estate	45,256

	Real Estate Management & Development – 0.6%

198	CB Richard Ellis Group, Inc., Class A, (1)	6,702
	Road & Rail – 3.4%

760	Hertz Global Holdings, Inc., (1)	15,124

410	J.B. Hunt Transports Serives Inc.	11,095

250	Landstar System	12,078
	Total Road & Rail	38,297

	Semiconductors & Equipment – 1.7%

1,684	Micron Technology, Inc., (1)	19,315
	Software – 0.5%

230	Red Hat, Inc., (1)	4,862
	Specialty Retail – 5.7%

975	American Eagle Outfitters, Inc.	28,733

200	Dick’s Sporting Goods Inc., (1)	11,218

260	GameStop Corporation, (1)	8,624

560	RadioShack Corporation	16,279
	Total Specialty Retail	64,854

	Tobacco – 3.0%

608	UST Inc.	34,461
	Total Investments (cost $1,012,264) – 100.1%	1,137,846

	Other Assets Less Liabilities – (0.1)%	(697)

	Net Assets – 100%	$1,137,149

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $1,012,264.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$146,254
Depreciation	(20,672)
Net unrealized appreciation (depreciation) of investments	$125,582

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

April 30, 2007

Shares	Description	Value

	COMMON STOCKS – 100.4%

	Aerospace & Defense – 6.1%

420	Boeing Company	$39,059

260	Lockheed Martin Corporation	24,996
	Total Aerospace & Defense	64,055

	Biotechnology – 2.1%

320	Biogen Idec Inc., (1)	15,107

90	Cephalon, Inc., (1)	7,165
	Total Biotechnology	22,272

	Capital Markets – 2.1%

30	BlackRock Inc.	4,491

130	Franklin Resources, Inc.	17,070
	Total Capital Markets	21,561

	Chemicals – 2.3%

90	Air Products & Chemicals Inc.	6,885

50	Cabot Corporation	2,265

90	Ecolab Inc.	3,869

170	Praxair, Inc.	10,974
	Total Chemicals	23,993

	Commercial Banks – 0.6%

50	Affiliated Managers Group Inc., (1)	5,882
	Commercial Services & Supplies – 2.2%

70	Corrections Corporation of America, (1)	3,976

110	Hewitt Associates Inc., Class A, (1)	3,273

50	ITT Educational Services, Inc., (1)	4,861

105	Republic Services, Inc.	2,933

50	Robert Half International Inc.	1,665

60	SEI Investments Company	3,662

30	Stericycle Inc., (1)	2,614
	Total Commercial Services & Supplies	22,984

	Communications Equipment – 5.1%

240	Cisco Systems, Inc., (1)	6,418

270	Corning Incorporated, (1)	6,404

920	QUALCOMM Inc.	40,293
	Total Communications Equipment	53,115

	Computers & Peripherals – 7.2%

50	Apple, Inc., (1)	4,990

900	Hewlett-Packard Company	37,925

180	Lexmark International, Inc., Class A, (1)	9,810

280	McAfee Inc., (1)	9,097

350	Network Appliance, Inc., (1)	13,024
	Total Computers & Peripherals	74,846

Shares	Description	Value

	Construction & Engineering – 1.7%

110	Fluor Corporation	$10,518

140	Jacobs Engineering Group Inc., (1)	7,060
	Total Construction & Engineering	17,578

	Construction Materials – 0.3%

30	Vulcan Materials Company	3,710
	Consumer Finance – 2.2%

210	Americredit Corp., (1)	5,298

160	MasterCard, Inc.	17,869
	Total Consumer Finance	23,167

	Diversified Financial Services – 2.2%

60	Eaton Vance Corporation	2,293

150	Moody’s Corporation	9,918

150	State Street Corporation	10,331
	Total Diversified Financial Services	22,542

	Electric Utilities – 0.7%

100	AES Corporation, (1)	2,199

100	Allegheny Energy, Inc., (1)	5,346
	Total Electric Utilities	7,545

	Electrical Equipment – 1.8%

390	Emerson Electric Co.	18,326
	Electronic Equipment & Instruments – 4.5%

80	Dolby Laboratories, Inc., (1)	2,834

370	MEMC Electronic Materials, (1)	20,306

20	Mettler-Toledo International Inc., (1)	1,952

410	Thermo Fisher Scientific, Inc., (1)	21,345
	Total Electronic Equipment & Instruments	46,437

	Energy Equipment & Services – 2.5%

160	National-Oilwell Varco Inc., (1)	13,576

140	Superior Energy Services, Inc., (1)	5,086

120	Tidewater Inc.	7,585
	Total Energy Equipment & Services	26,247

	Food & Staples Retailing – 2.4%

630	Kroger Co.	18,591

90	Sysco Corporation	2,947

90	Walgreen Co.	3,951
	Total Food & Staples Retailing	25,489

	Food Products – 2.2%

220	Campbell Soup Company	8,602

40	General Mills, Inc.	2,396

190	H.J. Heinz Company	8,951

70	McCormick & Company, Incorporated	2,598
	Total Food Products	22,547

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

April 30, 2007

Shares	Description	Value

	Health Care Equipment & Supplies – 5.7%

330	Baxter International Inc.	$18,688

50	Beckman Coulter, Inc.	3,141

120	Becton, Dickinson and Company	9,443

130	Express Scripts, Inc., (1)	12,422

150	Hospira Inc., (1)	6,083

120	Kinetic Concepts Inc., (1)	6,000

40	Zimmer Holdings, Inc., (1)	3,619
	Total Health Care Equipment & Supplies	59,396

	Health Care Providers & Services – 3.0%

70	Coventry Health Care, Inc., (1)	4,048

270	Humana Inc., (1)	17,075

70	Wellcare Health Plans Inc., (1)	5,641

60	Wellpoint Inc., (1)	4,738
	Total Health Care Providers & Services	31,502

	Hotels, Restaurants & Leisure – 2.2%

750	Starbucks Corporation, (1)	23,265
	Household Products – 1.0%

150	Colgate-Palmolive Company	10,161
	Independent Power Producers & Energy Traders – 0.9%

120	NRG Energy Inc., (1)	9,475
	Insurance – 2.2%

230	AFLAC Incorporated	11,808

50	CNA Financial Corporation, (1)	2,334

90	HCC Insurance Holdings Inc.	2,759

40	Philadelphia Consolidated Holding Corporation, (1)	1,736

140	W.R. Berkley Corporation	4,549
	Total Insurance	23,186

	Internet & Catalog Retail – 0.8%

130	Amazon.com, Inc., (1)	7,973
	Internet Software & Services – 1.2%

190	eBay Inc., (1)	6,449

80	F5 Networks, Inc., (1)	6,142
	Total Internet Software & Services	12,591

	IT Services – 1.2%

110	Convergys Corporation, (1)	2,779

320	Electronic Data Systems Corporation	9,357
	Total IT Services	12,136

	Machinery – 1.8%

60	Harsco Corporation	3,060

100	Manitowoc Company Inc.	6,823

70	Pall Corporation	2,937

130	Trinity Industries Inc.	6,032
	Total Machinery	18,852

Shares	Description	Value

	Media – 6.4%

640	DIRECTV Group, Inc., (1)	$15,258

180	Echostar Communications Corporation, (1)	8,375

190	McGraw-Hill Companies, Inc.	12,451

40	Meredith Corporation	2,317

810	Walt Disney Company	28,334
	Total Media	66,735

	Multiline Retail – 4.6%

130	Dollar Tree Stores Inc., (1)	5,112

450	Kohl’s Corporation, (1)	33,317

170	Target Corporation	10,093
	Total Multiline Retail	48,522

	Oil, Gas & Consumable Fuels – 1.5%

120	EOG Resources, Inc.	8,813

100	Equitable Resources Inc.	5,201

50	St Mary Land and Exploration Company	1,831
	Total Oil, Gas & Consumable Fuels	15,845

	Paper & Forest Products – 0.2%

50	Rayonier Inc.	2,169
	Personal Products – 0.8%

170	Estee Lauder Companies Inc., Class A	8,741
	Pharmaceuticals – 3.0%

70	Abraxis Bioscience Inc., (1)	1,926

580	Merck & Co. Inc.	29,834
	Total Pharmaceuticals	31,760

	Real Estate – 1.6%

20	Essex Property Trust Inc.	2,577

40	Simon Property Group, Inc.	4,611

50	SL Green Realty Corporation	7,045

50	Taubman Centers Inc.	2,803
	Total Real Estate	17,036

	Real Estate Management & Development – 0.8%

110	CB Richard Ellis Group, Inc., Class A, (1)	3,724

40	Jones Lang LaSalle Inc.	4,300
	Total Real Estate Management & Development	8,024

	Road & Rail – 1.4%

140	Hertz Global Holdings, Inc., (1)	2,786

210	J.B. Hunt Transports Serives Inc.	5,683

80	Landstar System	3,865

20	Union Pacific Corporation	2,285
	Total Road & Rail	14,619

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

April 30, 2007

Shares	Description	Value

	Semiconductors & Equipment – 2.0%

530	Intel Corporation	$11,395

310	Micron Technology, Inc., (1)	3,556

210	National Semiconductor Corporation	5,523
	Total Semiconductors & Equipment	20,474

	Software – 3.8%

390	Adobe Systems Incorporated, (1)	16,208

180	BMC Software, Inc., (1)	5,827

190	Cadence Design Systems, Inc., (1)	4,218

210	Salesforce.com, Inc., (1)	8,820

150	Synopsys Inc., (1)	4,149
	Total Software	39,222

	Specialty Retail – 4.6%

455	American Eagle Outfitters, Inc.	13,409

100	AutoZone, Inc., (1)	13,304

100	Dick’s Sporting Goods Inc., (1)	5,609

120	PetSmart Inc.	3,983

260	RadioShack Corporation	7,558

60	Sherwin-Williams Company	3,826
	Total Specialty Retail	47,689

	Textiles, Apparel & Luxury Goods – 0.7%

100	Coach, Inc., (1)	4,883

30	Polo Ralph Lauren Corporation	2,763
	Total Textiles, Apparel & Luxury Goods	7,646

	Tobacco – 0.8%

140	UST Inc.	7,935
	Total Investments (cost $989,057) – 100.4%	1,047,250

	Other Assets Less Liabilities – (0.4)%	(3,980)

	Net Assets – 100%	$1,043,270

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2007, the cost of investments was $989,057.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$75,263
Depreciation	(17,070)
Net unrealized appreciation (depreciation) of investments	$58,193

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2007